Voya MidCap Opportunities Fund Average Annual Total Returns			12 Months Ended	33 Months Ended	60 Months Ended	120 Months Ended
		May 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		17.15%	22.83%
Class A C I R R6 and W Shares [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent			(2.54%)		2.81%	9.74%
Performance Inception Date		Aug. 20, 1998
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			(7.82%)		(0.42%)	5.98%
Class A C I R R6 and W Shares [Member] | Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			(0.01%)		1.48%	6.70%
Class A C I R R6 and W Shares [Member] | Class A | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class A | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.66%		6.65%	12.49%
Class A C I R R6 and W Shares [Member] | Class A | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.60%		8.67%	11.01%
Class A C I R R6 and W Shares [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.05%		3.23%	9.73%
Performance Inception Date		Aug. 20, 1998
Class A C I R R6 and W Shares [Member] | Class C | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class C | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.66%		6.65%	12.49%
Class A C I R R6 and W Shares [Member] | Class C | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.60%		8.67%	11.01%
Class A C I R R6 and W Shares [Member] | Class I
Prospectus [Line Items]
Average Annual Return, Percent			3.72%		4.34%	10.72%
Performance Inception Date		Aug. 20, 1998
Class A C I R R6 and W Shares [Member] | Class I | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class I | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.66%		6.65%	12.49%
Class A C I R R6 and W Shares [Member] | Class I | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.60%		8.67%	11.01%
Class A C I R R6 and W Shares [Member] | Class R
Prospectus [Line Items]
Average Annual Return, Percent			3.23%		3.78%	10.12%
Performance Inception Date		Aug. 05, 2011
Class A C I R R6 and W Shares [Member] | Class R | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.66%		6.65%	12.49%
Class A C I R R6 and W Shares [Member] | Class R | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.60%		8.67%	11.01%
Class A C I R R6 and W Shares [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent			3.75%		4.42%	10.82%
Performance Inception Date		May 31, 2013
Class A C I R R6 and W Shares [Member] | Class R6 | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class R6 | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.66%		6.65%	12.49%
Class A C I R R6 and W Shares [Member] | Class R6 | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.60%		8.67%	11.01%
Class A C I R R6 and W Shares [Member] | Class W
Prospectus [Line Items]
Average Annual Return, Percent			3.68%		4.28%	10.66%
Performance Inception Date		Jun. 01, 2009
Class A C I R R6 and W Shares [Member] | Class W | Russell 3000® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.15%		13.15%	14.29%
Class A C I R R6 and W Shares [Member] | Class W | Russell Midcap® Growth Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		8.66%		6.65%	12.49%
Class A C I R R6 and W Shares [Member] | Class W | Russell Midcap® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		10.60%		8.67%	11.01%

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.
[2]	The index returns do not reflect deductions for fees, expenses, or taxes.